Derivative financial instruments - Disclosure of changes in fair value of derivative instruments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	[1]	$ 101,548
Net assets, end of period		100,708	$ 101,548	[1]
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)		949	577
Derivative asset (liability)		1,033	546
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period		(31)	21
Gains (losses) recognized in the income statement		456	233
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		(18)
Settlements		(279)	(236)
Transfers out of level 3		(44)	(49)
Net assets, end of period		84	(31)
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period		23	67
Gains (losses) recognized in the income statement		128	58
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0
Settlements		(79)	(107)
Transfers out of level 3		(1)	5
Net assets, end of period		71	23
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period		(13)	65
Gains (losses) recognized in the income statement		82	(26)
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0
Settlements		(21)	(32)
Transfers out of level 3		(20)	(20)
Net assets, end of period		28	(13)
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period		(148)	(226)
Gains (losses) recognized in the income statement		244	209
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		(18)
Settlements		(179)	(97)
Transfers out of level 3		(24)	(34)
Net assets, end of period		(125)	(148)
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period		107	115
Gains (losses) recognized in the income statement		2	(8)
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0
Settlements		0	0
Transfers out of level 3		1	0
Net assets, end of period		$ 110	$ 107

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.